Selling and marketing expenses (Tables)	6 Months Ended
Jun. 30, 2024
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Advertising costs	(106,168)	(125,289)	(45,038)	(48,813)
Employee benefits expenses	(3,803)	(3,846)	(2,079)	(1,942)
Depreciation and amortization	(570)	(74)	(256)	(39)
	(110,541)	(129,209)	(47,373)	(50,794)